Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	June 30, 2024	December 31, 2023
Accrued payroll	$12,174	$18,525
Deferred R&D credits	4,433	5,053
Rebates and customer advances	1,241	1,242
Interest payable	2,640	4,006
Accrued duty, freight and related expenses	5,745	4,005
Royalties	1,072	2,471
Value added tax payables	953	1,751
Other accrued expenses and liabilities	8,985	8,336
	$37,243	$45,389